Other Assets and Receivable - Summary of information about right of use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	€ 158	€ 199
Additions	26	34
Disposals	(1)	(8)
Modification of lease contracts	2	3
Depreciation through income statement	(32)	(41)
Transfers to disposal groups		(28)
Net exchange differences		(2)
Other		2
On December 31	150	158
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	295
On December 31	290	295
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(138)
On December 31	(140)	(138)
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	143	182
Additions	19	24
Disposals	(1)	(8)
Modification of lease contracts	2	3
Depreciation through income statement	(24)	(29)
Transfers to disposal groups		(28)
Net exchange differences		(2)
Other		2
On December 31	138	143
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	256
On December 31	247	256
Real estate held for own use [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(113)
On December 31	(109)	(113)
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	14	14
Additions	4	10
Disposals	0
Modification of lease contracts	0
Depreciation through income statement	(8)	(10)
Transfers to disposal groups		0
Net exchange differences		1
Other		0
On December 31	10	14
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	35
On December 31	37	35
Equipment 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(21)
On December 31	(27)	(21)
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	1	3
Additions	3	1
Disposals	0
Modification of lease contracts	0
Depreciation through income statement	(1)	(1)
Transfers to disposal groups		0
Net exchange differences		0
Other		0
On December 31	3	1
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	4
On December 31	7	4
Other Assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(3)
On December 31	€ (3)	€ (3)